Expenses by nature (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Personnel expenses
Salaries, fees and short-term benefits	$ 7,696,387	$ 5,903,669	$ 5,804,883
Share-based payments	1,022,176	490,769	1,340,001
Employee benefits expense	8,718,563	6,394,438	7,144,884
Amortization and derecognition	299,184	97,794	1,433,573
Research and development	6,681,013	5,148,233	3,630,079
Manufacturing	764,712	955,160	1,062,684
Inventory material costs	3,861,740	3,079,397	2,482,986
Write-down (write-up) of inventories	94,517	385,289	(108,817)
Medical affairs	1,026,465	1,108,090	1,040,755
Administration	1,504,799	1,724,584	1,526,682
Selling and logistics	8,018,787	5,395,373	5,355,876
Professional fees	740,353	801,882	559,287
Expenses by nature	$ 30,335,588	$ 23,480,554	$ 22,768,874